Senior Unsecured Bonds - Optional Redemption, Additional Information (Details) - Unsecured Bonds	12 Months Ended
Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
Redemption price, basis spread (as a percent)	4.12%
Debt covenant, minimum liquidity	$ 35,000,000
Equity ratio (as a percent)	30.00%
Restrictive covenant, minimum liquidity	$ 45,000,000
From October 30, 2027 to April 29, 2028
Debt Instrument [Line Items]
Debt instrument redeemable percentage	102.90%
From April 30, 2028 to October 29, 2028
Debt Instrument [Line Items]
Debt instrument redeemable percentage	102.175%
From October 30, 2028 to April 29, 2029
Debt Instrument [Line Items]
Debt instrument redeemable percentage	101.45%
From April 30, 2029 to October 29, 2029
Debt Instrument [Line Items]
Debt instrument redeemable percentage	100.00%
Occurrence of Change of Control Event
Debt Instrument [Line Items]
Debt instrument redeemable percentage	101.00%